Note 15 - Stock-based Compensation	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
15.	Stock-based compensation:

Equity-settled stock options

The Bank has a stock option plan for its employees and officers. Options are granted at an exercise price set at the closing market price of the Bank’s common shares on the day preceding the date on which the option is granted and are exercisable within five years of issue. Options are usually granted with graded vesting terms. One third vests on the first anniversary of the grant date, one third vests on the second anniversary of the grant date, and one third vests on the third anniversary of the grant date.

	2024		2023
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price

Outstanding, beginning of period	874,393	$15.90	965,766	$15.53
Granted	-	-	1,500	15.90
Exercised	(38,153)	15.90	(40,000)	7.00
Forfeited/cancelled	(17,115)	15.90	(52,873)	15.90
Expired	-	-	-	-

Outstanding, end of period	819,125	$15.90	874,393	$15.90

For the year ended October 31, 2024, the Bank recognized stock-based compensation expense of $348,000 (2023 - $901,000) related to the estimated fair value of options granted. There were no stock options granted in the current year. For the year ended October 31, 2023, the fair value of the 1,500 stock options granted was estimated at the grant date using the Black-Scholes valuation model and the following input assumptions: risk-free rate of 3.33%, expected option life of 3.5 years, expected volatility of 30%, expected annual dividends of 1.1% and a forfeiture rate of 2.0%. The fair value of the stock options granted in that year was estimated at $0.96 per share. During the current year, the Bank issued 38,153 (2023 - 40,000) Common Shares for proceeds of $607,000 (2023 - $280,000) related to stock options there were exercised in the current year.